Deferred Revenue	12 Months Ended
Dec. 31, 2014
Deferred Revenue
Deferred Revenue

13.Deferred Revenue

Current deferred revenue included $3,546 received from the Chinese government for stockpiling of H5N1 vaccines (December 31, 2013 - $102) that expire within one year and $1,450 of advances from customers (December 31, 2013 - $773).

Long-term deferred revenue included $7,191 received from the Chinese government for stockpiling of H5N1 vaccines (December 31, 2013 - $11,005).